Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investment Comprise (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 510	€ 132	€ 399
Available-for-sale investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	384	112	368
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 126	€ 20	€ 32